Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following at:

	December 31,
	2012	2011

Trucks and vehicles	$23,933,669	$20,415,684
Other equipment	2,781,903	2,888,663
Buildings and improvements	2,403,477	2,947,305
Trucks in process	1,110,356	852,975
Capitalized truck leases	455,093	455,093
Land	601,420	701,420
Disposal wells	667,330	620,104
Total property and equipment	31,953,248	28,881,244
Accumulated depreciation	(16,932,358)	(14,122,205)
Property and equipment - net	$15,020,890	$14,759,039